Stockholders' Equity (Schedule of Common Stock Reserved for Future Issuance) (Details)	Mar. 31, 2015
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	8,810,699
Class A and B convertible preferred stock converted to common stock
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	1,541,148
Exercise Of Stock Options [Member]
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	1,793,745
Exercise Of Warrants [Member]
Class of Stock [Line Items]
Common Stock Reserved for Future Issuance	5,475,806